FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Liabilities
Due to banks	SFr 514	SFr 499	SFr 482
Customer deposits	3,908	3,529	3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	25,421	32,398
Obligation to return securities received as collateral	25,993	25,760	28,511
Trading liabilities	51,682	53,582	48,971
Short-term borrowings	2,996	3,185	3,112
Long-term debt	73,922	69,104	80,931
Other liabilities	10,104	SFr 10,867	11,754
Netting impact	(305,300)		(254,900)
Recurring basis
Liabilities
Due to banks	514		482
Customer deposits	3,908		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114		32,398
Obligation to return securities received as collateral	25,993		28,511
Trading liabilities	51,682		48,971
Trading liabilities, measured at net asset value per share	5		6
Short-term borrowings	2,996		3,112
Long-term debt	73,922		80,931
Other liabilities	10,104		11,754
Netting impact	(305,335)		(254,879)
Total liabilities at fair value	187,233		209,822
Total liabilities at fair value, measured at net asset value per share	5		6
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,648		4,590
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,874		6,760
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	53,472		47,990
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,870		2,073
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,071		5,476
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,781		13,839
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	1,069		984
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,029		1,304
Trading liabilities	7,995		8,405
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,127		4,541
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	451		261
Trading liabilities	3,614		3,643
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	24,964		27,207
Trading liabilities	16,637		17,080
Trading liabilities, measured at net asset value per share	5		6
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	27,050		23,486
Netting impact	(304,172)		(253,918)
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,163)		(961)
Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	25,380		27,952
Trading liabilities	27,684		24,037
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	53,064		51,989
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	465		811
Trading liabilities	3,553		4,100
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,488		4,050
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	32		30
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	24,915		27,141
Trading liabilities	16,438		16,875
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	7,693		3,062
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	2,829		671
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	75		82
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,787		2,299
Level 2 | Recurring basis
Liabilities
Due to banks	514		482
Customer deposits	3,581		3,409
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114		32,398
Obligation to return securities received as collateral	613		559
Trading liabilities	323,432		274,231
Short-term borrowings	2,888		3,040
Long-term debt	61,388		66,808
Other liabilities	9,428		10,224
Total liabilities at fair value	419,958		391,151
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,648		4,590
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,234		6,396
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	42,183		38,066
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,273		1,435
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,071		5,476
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,773		10,642
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	564		530
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	564		493
Trading liabilities	4,430		4,289
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	639		491
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	451		261
Trading liabilities	3,570		3,597
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	49		66
Trading liabilities	189		154
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	318,813		269,788
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	209,056		160,181
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	71,636		70,381
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	12,130		15,522
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	24,650		22,015
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	327		254
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	4,733		4,615
Short-term borrowings	108		72
Long-term debt	12,534		14,123
Other liabilities	1,839		2,491
Total liabilities at fair value	19,541		21,555
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	640		364
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,289		9,924
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	597		638
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	8		3,197
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	505		454
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	12		16
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	12		16
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0		0
Trading liabilities	5		45
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,716		4,554
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	543		578
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	436		329
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,904		1,757
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,236		1,347
Bank
Liabilities
Obligation to return securities received as collateral	25,993		28,511
Trading liabilities	SFr 51,692		SFr 49,054